Refund Liabilities - Summary of Change in Refund Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities [Abstract]
Balance, beginning of year	$ 2,093	$ 1,432
Additions	5,076	4,908
Actual sales return and discount	(4,909)	(4,247)
Balance, end of year	$ 2,260	$ 2,093